Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Commitments and contingencies

14. Commitments and contingencies

Operating Leases Agreements

        The Group leases office space and certain equipment under non-cancellable operating lease agreements that expire at various dates through December 2020. Those lease agreements provide for periodic rental increases based on both contractual incremental rates and inflation rates adjustments over the leased periods. During the three years ended December 31, 2011, 2012 and 2013, the Company incurred rental expenses amounting to $3,153,903, $7,500,451 and13,683,638, respectively.

        As of December 31, 2013, minimum lease payments under all non-cancellable leases were as follows:

$
Year ending December 31, 2014	18,634,366
Year ending December 31, 2015	14,160,517
Year ending December 31, 2016	14,278,154
Year ending December 31, 2017	12,241,088
Year ending December 31, 2018	10,977,795
Over December 31, 2018	13,695,794

Total minimum lease payments	83,987,714

Capital commitment

        As of December 31, 2013, the Group had contracted for capital expenditures of $14,337,967.

Contingencies

        The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.

        The Group has not made adequate social welfare payments as required under applicable PRC labor laws. Accrual for the amounts under-paid has been made in the reported periods and amounted to $2,189,601 and $2,954,756 as of December 31, 2012 and 2013, respectively. However, accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities have not been made in the financial statements as management considered that it is not probable the relevant PRC government authorities will impose any significant interests or penalties.